BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST

AMENDMENT TO
STATEMENT OF PREFERENCES OF

REMARKETABLE VARIABLE RATE MUNI TERM PREFERRED SHARES
(“RVMTP SHARES”)

DATED JANUARY 8, 2013

(THE “STATEMENT OF PREFERENCES”)

The undersigned officer of BlackRock Municipal 2030 Target Term Trust (the “Trust”), a Delaware statutory trust, hereby certifies as follows:

1.                  The Board of Trustees of the Trust (with the consent of the Total Holders (as defined in the Statement of Preferences) of the RVMTP Shares required under Section 6 of the Statement of Preferences) has adopted resolutions to amend the Statement of Preferences as follows as of December 12, 2018:

(a)                All references to the name of the Trust in the Statement of Preferences are hereby deleted and replaced with BlackRock Municipal 2030 Target Term Trust.

(b)                The section titled “Designation” in the Statement of Preferences is hereby deleted and replaced in its entirety with the following:

Series W-7: A series of 150 preferred shares of beneficial interest in the Trust, par value

$0.001 per share, liquidation preference $5,000,000 per share, is hereby authorized and designated “Series W-7 RVMTP Shares”. Each Series W-7 RVMTP Share shall be issued on a date or dates determined by the Board of Trustees of the Trust or pursuant to their delegated authority; have an Applicable Rate on December 13, 2018 equal to the sum of 0.575% per annum plus 75% of the one-month LIBOR Rate (as defined herein); and have such other preferences, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, required by Applicable Law and that are expressly set forth in this Statement of Preferences and the Declaration of Trust. The Series W-7 RVMTP Shares shall constitute a separate series of preferred shares of beneficial interest in the Trust and each Series W-7 RVMTP Share shall be identical. Except as otherwise provided with respect to any additional Series of RVMTP Shares, the terms and conditions of this Statement of Preferences apply to each Series of RVMTP Shares.

(c)                The definitions of “SIFMA” and “SIFMA Municipal Swap Index” in the “Definitions” section of the Statement of Preferences are hereby deleted.

(d)               The definition of “Applicable Base Rate” in the Definitions section of the Statement of Preferences is hereby deleted and replaced in its entirety with the following:

“Applicable Base Rate” means 75% of the one-month LIBOR Rate on the applicable Rate Determination Date.

(e)                The first sentence of Section 2(e)(ii) of the Statement of Preferences is hereby deleted and replaced in its entirety with the following:

The “Applicable Spread” shall be equal to 0.575% until the occurrence of a Rate Change Date.

31530820.1

(f)                The definition of “LIBOR Rate” in the Definitions section of the Statement of Preferences is hereby deleted and replaced in its entirety with the following:

“LIBOR Rate” means, on any Rate Determination Date, (i) the one-month LIBOR rate for deposits in United States dollars, which appears on Reuters display page LIBOR01 (“Page LIBOR01”) (or such other page as may replace that page on that service, or such other service as may be selected by the LIBOR Dealer or its successors that are LIBOR Dealers) as of 11:00 a.m. London, England time, on the day that is the London Business Day preceding the Rate Determination Date (the “LIBOR Determination Date”), or (ii) if such rate does not appear on Page LIBOR01 or such other page as may replace such Page LIBOR01, (A) the LIBOR Dealer shall determine the arithmetic mean of the offered quotations of the Reference Banks to leading banks in the London interbank market for deposits in U.S. dollars for the designated Rate Period in an amount determined by such LIBOR Dealer by reference to requests for quotations as of approximately 11:00 a.m. (London, England time) on such date made by such LIBOR Dealer to the Reference Banks, (B) if at least two of the Reference Banks provide such quotations, the LIBOR Rate shall equal such arithmetic mean of such quotations, (C) if only one or none of the Reference Banks provide such quotations, the LIBOR Rate shall be deemed to be the arithmetic mean of the offered quotations that leading banks in The City of New York, New York selected by the LIBOR Dealer (after obtaining the Trust’s approval) are quoting on the relevant LIBOR Determination Date for deposits in United States dollars for the designated Rate Period in an amount determined by the LIBOR Dealer (after obtaining the Trust’s approval) that is representative of a single transaction in such market at such time by reference to the principal London, England offices of leading banks in the London interbank market; provided, however, that if one of the LIBOR Dealers does not quote a rate required to determine the LIBOR Rate, the LIBOR Rate will be determined on the basis of the quotation or quotations furnished by any Substitute LIBOR Dealer or Substitute LIBOR Dealers selected by the Trust to provide such rate or rates not being supplied by the LIBOR Dealer. Notwithstanding the foregoing, if (A) the one- month LIBOR Rate determined as set forth above would otherwise be less than zero (0), the one- month LIBOR Rate for such Rate Determination Date will be deemed to be zero (0), and (B) the one-month LIBOR Rate no longer appears or is not otherwise calculable as provided above (the “LIBOR Unavailability Date”), then the one-month LIBOR Rate shall mean (i) the “Federal Funds Rate,” which appears on Bloomberg display page FEDL01 (“Page FEDL01”) (or such other page as may replace that page on that service, or such other service as may be selected by the LIBOR Dealer or its successors that are LIBOR Dealers) as of 5:00 p.m. New York City time plus 0.10%, or (ii) if such rate does not appear on Page FEDL01 or such other page as may replace such Page FEDL01 (the date on which such rate no longer appears on such page, the “Fed Funds Unavailability Date”), the Board of Trustees shall in good faith select a reasonably comparable index, which such other index shall be subject to the prior written consent of the Total Holders (the “Replacement”). If applicable, the one-month LIBOR Rate from the latter of (i) the LIBOR Unavailability Date and (ii) the Fed Funds Unavailability Date to the date the Replacement becomes effective with the prior written consent of the Total Holders as provided above, shall be equal to the one-month LIBOR Rate as in effect immediately prior to the latter of (i) the LIBOR Unavailability Date and (ii) the Fed Funds Unavailability Date.

2.                  Except as amended hereby, the Statement of Preferences remains in full force and effect.

3.                  An original copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

[Signature Page Follows]

31530820.1

            IN WITNESS WHEREOF, BlackRock Municipal 2030 Target Term Trust has caused these presents to be signed as of December 12, 2018 in its name and on its behalf by its Vice President and attested by its Secretary.  Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, by are binding only upon the assets and property of the Trust.

BLACKROCK MUNICIPAL 2030 TARGET TERM TRUST

By: /s/ Jonathan Diorio

Name: Jonathan Diorio

Title: Vice President

ATTEST:

/s/ Janey Ahn

Name:  Janey Ahn

Title:    Secretary

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